FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Blvd., Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:
Robert C. Hancock, Arlington, Virginia June 1, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 028-01190 Frank Russel Invs

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total:  5320038 (X1000)


                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Allergan              COM         018490102  168126   2188860   SH    SOLE                           2188860
Amgen                 COM         031162100  169047   2735829   SH    SOLE                           2735829
Apollo Group          COM         037604105  256453   3781935   SH    SOLE                           3781935
Applied Materials     COM         038222105    1954     87101   SH    SOLE                             87101
BP PLC                SPON ADR    055622104     281      5700   SH    SOLE                              5700
Bed, Bath & Beyond    COM         075896100  160449   3701241   SH    SOLE                           3701241
Capital One Financial COM	  14040H105  259820   4239187   SH    SOLE                           4239187
Cisco Systems         COM         17275R102  367154  15152884   SH    SOLE                          15152884
Dell Computer         COM         247025109  289572   8664641   SH    SOLE                           8664641
EMC, Inc.             COM         268648102     172     13282   SH    SOLE                             13282
Ebay, Inc.            COM         278642103  517822   8014586   SH    SOLE                           8014586
First Data Corp       COM         319963104  226441   5510843   SH    SOLE                           5510843
Genentech             COM         368710406  315572   3372572   SH    SOLE                           3372572
General Electric      COM         369604103     976     31500   SH    SOLE                             31500
Harley-Davidson       COM         412822108  315942   6647202   SH    SOLE                           6647202
Intel Corp            COM         458140100    4810    150078   SH    SOLE                            150078
IBM Corp              COM	  459200101    1263	13630   SH    SOLE			       13630
Johnson & Johnson     COM         478160104  135909   2630833   SH    SOLE                           2630833
Kohls Corp	      COM         500255104  130678   2907825   SH    SOLE                           2907825
Krispy Kreme          COM         501014104   73374   2004766   SH    SOLE                           2004766
L-3 Comms Hldgs       COM         502424104     591     11510   SH    SOLE                             11510
Lowes Companies	      COM         548661107  216903   3915919   SH    SOLE                           3915919
MBNA Corp             COM         55262L950     977     39314   SH    SOLE                             39314
Medtronic             COM         585055106  226350   4656455   SH    SOLE                           4656455
Microsoft             COM         594918104  199151   7276241   SH    SOLE                           7276241
Moody's Corp          COM         615369105  123340   2036988   SH    SOLE                           2036988
Omnicom Group	      COM	  681919106     205      2350   SH    SOLE                              2350
Pfizer                COM         717081103    1047     29623   SH    SOLE                             29623
Price Group           COM         74144T108    1816     38300   SH    SOLE                             38300
Procter & Gamble      COM         742718109     254      2539   SH    SOLE                              2539
Qualcomm              COM         747525103  202137   3748133   SH    SOLE                           3748133
Red Hat, Inc.	      COM	  756577102  112571   5997378   SH    SOLE                           5997378
Rockwell Automation   COM         773903109     214      6000   SH    SOLE                              6000
Starbucks             COM         855244109  258483   7795036   SH    SOLE                           7795036
Stryker               COM         863667101  107472   1264227   SH    SOLE                           1264227
Teva Pharmaceutical   SPON ADR    881624209     252      4450   SH    SOLE                              4450
Tiffany & Co.         COM         886547108  120262   2660661   SH    SOLE                           2660661
Veritas Software      COM         923436109    1360     36750   SH    SOLE                             36750
Wal-Mart              COM         931142103  145979   2751718   SH    SOLE                           2751718
Walgreen              COM         931422109  131664   3619141   SH    SOLE                           3619141
Weight Watchers Intl  COM         948626106   71967   1875614   SH    SOLE                           1875614
Xilinx                COM         983919101     663     17170   SH    SOLE                             17170
Yahoo!, Inc.	      COM	  984332106     565     12550   SH    SOLE                             12550